SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

On August 26, 2013, the Company issued a promissory note in the principal amount of CAD14,000 to an agent of the Company as consideration for the transfer of approximately 140 mining claims to the Company.  The promissory note is non-interest bearing and has a maturity date of August 26, 2014.  The re-acquisition of these 140 mining claims brought the total number of mining claims owned by the Company to 164 mining claims with respect to seven properties.